ENDORSEMENT OF NOTE RECEIVABLES	12 Months Ended
Jun. 30, 2021
ENDORSEMENT OF NOTE RECEIVABLES
ENDORSEMENT OF NOTE RECEIVABLES
NOTE 2
7
- ENDORSEMENT OF NOTE RECEIVABLES
The Company endorsed bank acceptance bills to its suppliers as a way of settling accounts payable. The total endorsed but not yet due bank acceptance bills amounted to $37,333 and $41,981
as of June 30,
2020
and
2021
, respectively. The endorsement of bank acceptance bills qualified as deemed sales of financial assets according to ASC 860,
Transfer and Servicing
(“ASC 860”) because the bank acceptance bills have been isolated from the Company upon transfer, the transferee has the rights to pledge or exchange the bank acceptance bills, and the Company has no control over the bank acceptance bills upon endorsement. As a result, bank acceptance bills are derecognized at the time of endorsement.